Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended					1 Months Ended								1 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Feb. 24, 2012 Common stock, Class A [Member]	Mar. 31, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class C [Member]	Sep. 30, 2012 Common stock, Class D [Member]	Feb. 24, 2012 Common stock, Class B [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	May 31, 2013 Subsequent Event [Member] Warrants [Member]	May 31, 2013 Subsequent Event [Member] Warrants [Member] Previous [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class A [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class A [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class A [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class A [Member] IPO [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class C [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class C [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class C [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class D [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class D [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class D [Member]	May 31, 2013 Subsequent Event [Member] Convertible preferred stock [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class B [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class B [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class B [Member]
Subsequent Event [Line Items]
Shares issued in IPO by company and stockholder															10,005,000
Shares issued	92,400,000		44,793,255	44,793,255	12,966,366		31,464,548								7,177,500
Shares issued by selling stockholder in IPO															2,827,500
Share price															$ 25.00
Net proceeds of IPO net of underwriting discount and estimated offering expenses															$ 165.0
Reverse stock split ratio												0.1212											0.1212
Conversion ratio																1			1			1
Common stock, shares outstanding						3,120,000		120,690,849	120,105,557			27,623,629	70,121,378	70,121,378			16,020,338	16,020,338		3,084,585	2,499,293		3,813,885	31,464,548	31,464,548
Warrant term										10 years	5 years
Warrants expiration date		2017-02-24								2022-02-24